RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

(a)	Related Parties and Transactions

The Company’s related parties include its subsidiaries, a joint venture in which the Company is a joint operator, and key management personnel. During its normal course of operation, the Company enters into transactions with its related parties for goods and services.

For the years ended December 31, 2017 and 2016, there are no other related party transactions other than those disclosed below.

(b)	Compensation of Key Management Personnel

The Company considers key management personnel to be those persons having authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly.

For the years ended December 31,	2017	2016
Senior Leadership Team
Salaries	$12.8	$6.6
Share-based payments (i)	4.9	2.5
Other benefits	2.7	1.5
	$20.4	$10.6
Board Directors
Fees	$1.6	$1.7
Share-based payments	1.1	1.0
Other benefits	—	—
	$2.7	$2.7
Other Executives and Officers
Salaries	$4.1	$3.5
Share-based payments	1.1	0.6
Other benefits	0.7	0.5
	$5.9	$4.6
Brio Gold
Salaries	$2.1	$1.5
Share-based payments	7.0	7.0
Other benefits	—	0.1
	$9.1	$8.6
Total
Salaries	$20.6	$13.3
Share-based payments (i)	14.1	11.1
Other benefits (ii)	3.4	2.1
	$38.1	$26.5

(i)
Refer to Note 29: Share-Based Payments to the Company's Consolidated Financial Statements for further disclosures on share-based payments. Balances exclude the periodic fair value adjustment (mark-to-market) on the deferred share units.

(ii)	Included in other benefits are contributions to defined contribution pension plans.